Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Schedule of Compensation expense for the Company's directors and Named Executive Officers

	For the year ended
	December 31,
	2017	2016
Salaries and other benefits	$9.4	$8.2
Post-employment benefits	1.5	0.5
Share-based payments	5.2	16.8
	$16.1	$25.5